Derivative Financial Instruments and Hedging Activities - Schedule of Current Assets that was Accounted for at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Current assets fair value	$ 685	$ 607
Margin Deposits [Member]
Current assets
Current assets fair value	685	586
Unrealized Gain(Loss) on Commodity Future Contracts [Member]
Current assets
Current assets fair value		$ 21